UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

GLOBAL BONDS — 51.2%
	Face Amount	Value

Argentina — 0.1%
YPF
8.75%, 04/04/24	$500,000	$502,500

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN
4.75%, 03/13/23	750,000	767,970

Brazil — 3.6%
Banco do Brasil
5.88%, 01/19/23	1,100,000	1,150,875
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23	1,000,000	1,070,000
Cemig Geracao e Transmissao
9.25%, 12/05/24	750,000	812,813
Centrais Eletricas Brasileiras
5.75%, 10/27/21	1,900,000	1,947,500
Cielo
3.75%, 11/16/22	1,050,000	1,022,438
Itau Unibanco Holding SA
6.20%, 12/21/21	2,000,000	2,101,400
Marfrig Holdings Europe BV
8.00%, 06/08/23	1,500,000	1,546,875
Natura Cosmeticos
5.38%, 02/01/23	1,100,000	1,097,250
Petrobras Global Finance BV
5.30%, 01/27/25	1,500,000	1,521,765
Rumo Luxembourg Sarl
5.88%, 01/18/25	500,000	505,000

		12,775,916

Cayman Islands — 0.4%
Azure Orbit IV International Finance MTN
3.75%, 01/25/23	1,400,000	1,405,534

Chile — 0.8%
Cencosud
4.88%, 01/20/23	2,150,000	2,189,395
Nacional del Cobre de Chile
3.00%, 07/17/22	700,000	698,929

		2,888,324

China — 15.7%
Baidu
2.88%, 07/06/22	1,400,000	1,382,567
3.50%, 11/28/22	1,100,000	1,106,523
3.88%, 09/29/23	1,800,000	1,836,970
Bank of China
5.00%, 11/13/24	2,000,000	2,110,814

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
CFLD Cayman Investment
6.50%, 12/21/20	$1,100,000	$1,097,142
China Cinda Finance 2017 I MTN
3.65%, 03/09/22	1,800,000	1,811,594
3.88%, 02/08/23	1,200,000	1,218,263
China Construction Bank
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.425%, 3.88%, 05/13/25 (a)	750,000	751,180
China Evergrande Group
6.25%, 06/28/21	1,000,000	949,617
7.50%, 06/28/23	900,000	848,316
8.25%, 03/23/22	900,000	882,530
China Great Wall International Holdings III MTN
3.13%, 08/31/22	1,750,000	1,729,159
China Overseas Finance Cayman II
5.50%, 11/10/20	1,500,000	1,548,744
CITIC MTN
6.63%, 04/15/21	1,100,000	1,168,200
6.80%, 01/17/23	2,400,000	2,681,575
CMHI Finance BVI
4.38%, 08/06/23	1,600,000	1,652,074
CNAC HK Finbridge
3.50%, 07/19/22	1,050,000	1,049,629
4.13%, 03/14/21	700,000	709,550
4.63%, 03/14/23	1,500,000	1,556,228
CNOOC Curtis Funding No. 1 Pty
4.50%, 10/03/23	2,300,000	2,415,745
CNOOC Finance 2013
3.00%, 05/09/23	2,800,000	2,771,300
COSCO Finance 2011
4.00%, 12/03/22	1,500,000	1,527,038
Country Garden Holdings
7.25%, 04/04/21	1,100,000	1,112,672
Easy Tactic
7.00%, 04/25/21	1,500,000	1,509,797
Fortune Star BVI
5.25%, 03/23/22	1,900,000	1,845,930
Huarong Finance
3.75%, 04/27/22	1,000,000	997,735
Huarong Finance II MTN
3.63%, 11/22/21	1,900,000	1,902,858
ICBCIL Finance MTN
3.38%, 04/05/22	1,400,000	1,400,452

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Industrial & Commercial Bank of China
4.88%, 09/21/25	$750,000	$ 791,020
Kaisa Group Holdings
8.50%, 06/30/22	1,000,000	925,154
Logan Property Holdings
5.25%, 02/23/23	1,000,000	952,245
Scenery Journey
11.00%, 11/06/20	2,100,000	2,203,089
Shimao Property Holdings
4.75%, 07/03/22	1,150,000	1,143,404
Sinochem Overseas Capital
4.50%, 11/12/20	2,200,000	2,246,620
Sinopec Group Overseas Development 2018
3.75%, 09/12/23	1,250,000	1,274,791
Sunac China Holdings
7.88%, 02/15/22	1,000,000	1,012,543
8.63%, 07/27/20	1,100,000	1,129,007
Westwood Group Holdings MTN
4.88%, 04/19/21	1,200,000	1,223,765
Yuzhou Properties
8.63%, 01/23/22	1,000,000	1,043,770

		55,519,610

Colombia — 2.3%
Bancolombia
5.13%, 09/11/22	1,100,000	1,151,700
Colombia Telecomunicaciones ESP
5.38%, 09/27/22	1,700,000	1,732,300
Ecopetrol
5.88%, 09/18/23	3,100,000	3,385,975
Grupo Aval
4.75%, 09/26/22	1,800,000	1,818,900

		8,088,875

India — 4.2%
Axis Bank MTN
3.25%, 05/21/20	1,400,000	1,397,016
Export-Import Bank of India MTN
4.00%, 01/14/23	1,650,000	1,676,382
ICICI Bank
5.75%, 11/16/20	3,000,000	3,109,956
Reliance Holding USA
4.50%, 10/19/20	1,100,000	1,119,365
5.40%, 02/14/22	3,000,000	3,146,754
State Bank of India MTN
3.25%, 01/24/22	1,750,000	1,742,799

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
Vedanta Resources
6.38%, 07/30/22	$2,400,000	$2,328,480

		14,520,752

Indonesia — 2.6%
Indonesia Asahan Aluminium Persero
5.23%, 11/15/21	1,500,000	1,559,877
5.71%, 11/15/23	1,900,000	2,048,798
Pertamina Persero MTN
4.30%, 05/20/23	2,600,000	2,673,455
Pertamina Persero
4.88%, 05/03/22	2,200,000	2,287,413

		8,569,543

Israel — 0.3%
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,000,000	953,374

Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22	1,400,000	1,408,025
Halyk Savings Bank of Kazakhstan JSC
5.50%, 12/21/22	805,887	805,565

		2,213,590

Kuwait — 0.6%
Equate Petrochemical BV
3.00%, 03/03/22	2,200,000	2,168,100

Mexico — 5.0%
BBVA Bancomer
6.50%, 03/10/21	1,850,000	1,940,650
6.75%, 09/30/22	2,300,000	2,481,033
Fresnillo
5.50%, 11/13/23	500,000	526,255
Mexichem
4.88%, 09/19/22	1,300,000	1,350,375
Petroleos Mexicanos
3.50%, 01/30/23	2,600,000	2,483,260
4.88%, 01/24/22	1,350,000	1,361,488
5.38%, 03/13/22	1,500,000	1,531,140
5.50%, 01/21/21	2,000,000	2,034,000
6.38%, 02/04/21	1,750,000	1,814,750
Petroleos Mexicanos MTN
4.63%, 09/21/23	1,850,000	1,822,268

		17,345,219

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Netherlands — 0.5%
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	$2,000,000	$1,784,288

Nigeria — 1.0%
IHS Netherlands Holdco BV
9.50%, 10/27/21	2,600,000	2,686,965
United Bank for Africa
7.75%, 06/08/22	550,000	560,575

		3,247,540

Panama — 0.2%
Banistmo
3.65%, 09/19/22	700,000	688,632

Peru — 0.3%
Banco de Credito del Peru
4.25%, 04/01/23	1,000,000	1,025,000

Qatar — 2.1%
CBQ Finance MTN
3.25%, 06/13/21	1,750,000	1,736,000
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,779,000
QNB Finance MTN
2.13%, 09/07/21	1,700,000	1,654,282
3.50%, 03/28/24	1,000,000	991,700

		7,160,982

Russia — 4.7%
Evraz
5.38%, 03/20/23	1,100,000	1,113,200
8.25%, 01/28/21	750,000	801,600
Gazprom Neft OAO Via GPN Capital
4.38%, 09/19/22	700,000	700,588
6.00%, 11/27/23	1,100,000	1,163,250
Gazprom OAO Via Gaz Capital
6.51%, 03/07/22	750,000	799,182
Lukoil International Finance BV
4.56%, 04/24/23	700,000	712,292
MMC Norilsk Nickel Via MMC Finance DAC
4.10%, 04/11/23	700,000	683,830
6.63%, 10/14/22	800,000	853,000
Novatek OAO Via Novatek Finance DAC
4.42%, 12/13/22	700,000	703,115
Rosneft Oil Via Rosneft International Finance DAC
4.20%, 03/06/22	1,400,000	1,384,583

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Russia (continued)
Russian Railways Via RZD Capital
5.70%, 04/05/22	$750,000	$779,062
Sberbank of Russia Via SB Capital
5.13%, 10/29/22	1,500,000	1,507,500
5.72%, 06/16/21	700,000	718,375
6.13%, 02/07/22	1,500,000	1,563,750
SCF Capital Designated Activity
5.38%, 06/16/23	700,000	706,107
Vnesheconombank Via VEB Finance
5.94%, 11/21/23	700,000	721,140
6.03%, 07/05/22	700,000	721,892
6.90%, 07/09/20	1,400,000	1,435,280

		17,067,746

Saudi Arabia — 0.4%
SABIC Capital II BV
4.00%, 10/10/23	700,000	714,000
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	500,000	508,561

		1,222,561

Singapore — 0.1%
Marble II Pte
5.30%, 06/20/22	500,000	495,620

South Africa — 0.5%
AngloGold Ashanti Holdings
5.13%, 08/01/22	100,000	103,578
Mauritius Investments
5.37%, 02/13/22	500,000	499,940
Transnet SOC
4.00%, 07/26/22	1,400,000	1,373,193

		1,976,711

Supranational — 0.2%
African Export-Import Bank MTN
4.00%, 05/24/21	700,000	704,872

Turkey — 1.4%
KOC Holding
5.25%, 03/15/23	1,400,000	1,327,200
Turkiye Garanti Bankasi
5.25%, 09/13/22	1,050,000	974,618
Turkiye Is Bankasi MTN
5.00%, 06/25/21	850,000	786,313
5.38%, 10/06/21	700,000	648,634
Yapi ve Kredi Bankasi
5.50%, 12/06/22	1,300,000	1,086,285

		4,823,050

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Ukraine — 0.4%
Metinvest BV
7.75%, 04/23/23	$1,400,000	$1,368,402

United Arab Emirates — 3.0%
Abu Dhabi National Energy PJSC MTN
3.63%, 06/22/21	1,400,000	1,410,500
Abu Dhabi National Energy PJSC
3.63%, 01/12/23	2,150,000	2,166,658
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	2,029,256
DIB Sukuk
3.63%, 02/06/23	2,100,000	2,084,397
Emirates NBD PJSC
3.25%, 11/14/22	1,900,000	1,880,956
Fab Sukuk
3.63%, 03/05/23	1,000,000	1,002,900

		10,574,667

Total Global Bonds (Cost $180,613,003)		179,859,378

SOVEREIGN DEBT — 27.6%

Argentina — 2.0%
Argentine Republic Government International Bond
5.63%, 01/26/22	6,000,000	5,175,000

Provincia de Buenos Aires
6.50%, 02/15/23	400,000	325,000
9.13%, 03/16/24	500,000	413,750
9.95%, 06/09/21	1,300,000	1,212,250

		7,126,000

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
4.75%, 03/18/24	500,000	517,888

Bahrain — 1.3%
Bahrain Government International Bond
5.88%, 01/26/21	700,000	712,096
6.13%, 07/05/22	1,350,000	1,398,870
6.13%, 08/01/23	2,200,000	2,299,000

		4,409,966

Belarus — 0.3%
Republic of Belarus International Bond
6.88%, 02/28/23	900,000	942,750

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Brazil — 1.1%
Brazilian Government International Bond
2.63%, 01/05/23	$4,000,000	$3,885,000

Cameroon — 0.3%
Republic of Cameroon International Bond
9.50%, 11/19/25	1,000,000	1,065,352

Costa Rica — 0.4%
Costa Rica Government International Bond
4.25%, 01/26/23	1,600,000	1,514,016

Croatia — 1.6%
Croatia Government International Bond
5.50%, 04/04/23	1,500,000	1,625,625
6.38%, 03/24/21	2,300,000	2,438,055
6.63%, 07/14/20	1,500,000	1,567,758

		5,631,438

Dominican Republic — 0.6%
Dominican Republic International Bond
5.50%, 01/27/25	500,000	513,755
6.88%, 01/29/26	500,000	548,755
7.50%, 05/06/21	1,000,000	1,037,510

		2,100,020

Ecuador — 0.9%
Ecuador Government International Bond
8.75%, 06/02/23	3,000,000	3,142,500

Egypt — 1.2%
Egypt Government International Bond MTN
6.13%, 01/31/22	2,500,000	2,529,010
Egypt Government International Bond
5.58%, 02/21/23	1,800,000	1,786,788

		4,315,798

Ethiopia — 0.3%
Ethiopia International Bond
6.63%, 12/11/24	1,000,000	1,016,400

Gabon — 0.4%
Gabon Government International Bond
6.38%, 12/12/24	1,500,000	1,434,804

Ghana — 0.1%
Ghana Government International Bond
7.88%, 03/26/27	500,000	504,391

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Hungary — 1.5%
Hungary Government International Bond
5.38%, 03/25/24	$1,000,000	$1,095,674
5.75%, 11/22/23	3,900,000	4,310,748

		5,406,422

Indonesia — 0.2%
Indonesia Government International Bond MTN
4.13%, 01/15/25	750,000	768,638

Kazakhstan — 0.3%
Kazakhstan Government International Bond MTN
5.13%, 07/21/25	1,000,000	1,089,952

Kenya — 0.2%
Kenya Government International Bond
6.88%, 06/24/24	750,000	769,875

Lebanon — 0.7%
Lebanon Government International Bond MTN
6.10%, 10/04/22	600,000	519,648
6.40%, 05/26/23	1,500,000	1,284,375
Lebanon Government International Bond
6.00%, 01/27/23	700,000	596,534

		2,400,557

Mexico — 0.3%
Mexico Government International Bond MTN
4.13%, 01/21/26	1,000,000	1,021,000

Mongolia — 1.0%
Mongolia Government International Bond MTN
5.13%, 12/05/22	1,400,000	1,397,477
Mongolia Government International Bond
5.63%, 05/01/23	2,200,000	2,221,888

		3,619,365

Oman — 1.5%
Oman Government International Bond
3.63%, 06/15/21	1,400,000	1,359,215
3.88%, 03/08/22	2,000,000	1,929,196
4.13%, 01/17/23	1,700,000	1,624,914

		4,913,325

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Pakistan — 0.8%
Third Pakistan International Sukuk
5.50%, 10/13/21	$1,500,000	$1,498,425
5.63%, 12/05/22	1,400,000	1,389,780

		2,888,205

Panama — 0.2%
Panama Government International Bond
4.00%, 09/22/24	500,000	522,250

Paraguay — 0.3%
Paraguay Government International Bond
4.63%, 01/25/23	900,000	926,829

Peru — 0.4%
Peruvian Government International Bond
7.35%, 07/21/25	1,000,000	1,258,500

Romania — 1.3%
Romanian Government International Bond MTN
4.38%, 08/22/23	2,200,000	2,278,320
6.75%, 02/07/22	2,300,000	2,512,566

		4,790,886

Saudi Arabia — 0.3%
Saudi Government International Bond MTN
4.00%, 04/17/25	1,000,000	1,023,790

Serbia — 1.0%
Serbia International Bond
7.25%, 09/28/21	3,200,000	3,473,920

South Africa — 0.4%
Republic of South Africa Government International Bond
5.88%, 09/16/25	1,250,000	1,318,538

Sri Lanka — 1.0%
Sri Lanka Government International Bond
5.75%, 04/18/23	1,500,000	1,479,303
5.88%, 07/25/22	700,000	699,811
6.25%, 10/04/20	700,000	710,386
6.25%, 07/27/21	700,000	708,696

		3,598,196

Turkey — 3.0%
Turkey Government International Bond
5.75%, 03/22/24	1,000,000	945,880
7.25%, 12/23/23	9,000,000	9,060,660
7.38%, 02/05/25	500,000	501,880

		10,508,420

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Ukraine — 1.0%
Ukraine Government International Bond
7.75%, 09/01/20	$1,750,000	$1,743,438
7.75%, 09/01/21	1,400,000	1,389,500
8.99%, 02/01/24	500,000	501,904

		3,634,842

United Arab Emirates — 1.4%
Abu Dhabi Government International Bond
2.50%, 10/11/22	5,000,000	4,950,000

Zambia — 0.2%
Zambia Government International Bond
5.38%, 09/20/22	800,000	571,792

Total Sovereign Debt (Cost $97,627,236)		97,061,625

U.S. TREASURY OBLIGATIONS — 11.4%

U.S. Treasury Bills
2.36%, 6/27/2019 (b)	5,000,000	4,971,632
U.S. Treasury Notes
2.25%, 3/31/2021	20,000,000	19,990,625
2.38%, 3/15/2022	15,000,000	15,065,625

Total U.S. Treasury Obligations (Cost $40,033,128)		40,027,882

EXCHANGE-TRADED FUNDS — 3.1%
	Shares
Invesco BulletShares 2021 High Yield Corporate Bond ETF	111,336	2,751,113
Invesco BulletShares 2022 High Yield Corporate Bond ETF	112,612	2,754,489
iShares 0-5 Year High Yield Corporate Bond ETF	58,899	2,750,583
PIMCO 0-5 Year High Yield Corporate Bond Index ETF, Cl 5	27,461	2,749,670

Total Exchange-Traded Funds (Cost $11,012,474)		11,005,855

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

COMMON STOCK — 0.6%
	Shares	Value
Communication Services — 0.3%
Nexon (c)	72,000	$1,126,482

Consumer Discretionary — 0.3%
JD.com ADR (c)	37,293	1,124,384

Total Common Stock
(Cost $2,179,616)		2,250,866

Total Investments - 93.9%		$330,205,606

(Cost $331,465,457)

Other Assets & Liabilities, Net - 6.4%		22,472,057

Net Assets - 100.0%		$351,628,458

(a)	Variable or floating rate security.
(b)	Rate shown represents the effective yield to maturity at date of purchase.
(c)	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

PJSC — Public Joint Stock Company

USD — United States Dollar

VAR — Variable Rate

The open futures contracts held by the Fund at March 31, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Bovespa Index	(43)	Apr-2019	$(1,045,264)	$(1,049,205)	$(19,862)
MSCI Emerging Markets	66	Jun-2019	3,488,122	3,489,420	1,298

			$2,442,858	$2,440,215	$(18,564)

A list of the outstanding forward foreign currency contracts held by the Fund at March 31, 2019, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	04/26/19	MXN	34,260,314	USD	1,760,929	$3,238
Morgan Stanley	04/26/19	USD	1,760,929	MXN	33,657,512	(34,164)

						$(30,926)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

The open centrally cleared swap agreements held by the Fund at March 31, 2019, are as follows:

Reference Entity/ Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

CDX.EM.31	Sell	1.00%	Quarterly	06/20/2024	$(20,000,000)	$(734,000)	$ (734,000)	$ —

Open OTC swap agreements held by the Fund at March 31, 2019 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation/ Depreciation

Bank of America		S.A.C.I. Falabella	1 Month LIBOR	At Maturity	3/26/21	$805,853	$(23,430)	$-	$(23,430)
Bank of America		1 Month LIBOR	BK Brasil Operacao E Assesso	At Maturity	3/22/21	156,700	29,271	-	29,271
Bank of America		1 Month LIBOR	Rumo SA	At Maturity	3/25/21	204,100	19,710	-	19,710
Bank of America		Weibo Corp., ARD	1 Month LIBOR	At Maturity	3/25/21	1,066,342	(57,165)	-	(57,165)

						$2,232,995	$(31,614)	$-	$(31,614)

The following table represents the individual common stock exposure comprising the Equity Basket Swaps at March 31, 2019:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

MLHKAPCH Index
48	360 Security Technology Inc	$(112,185)	$(196)	$(196)	1.71%
346	Agricultural Bank of China Ltd	(97,719)	(171)	(171)	1.49
1	Alibaba Group Holding Ltd	(107,051)	(187)	(187)	1.63
31	ANTA Sports Products Ltd	(127,180)	(223)	(223)	1.94
1	Baidu Inc	(96,458)	(169)	(169)	1.47
183	Bank of Beijing Co Ltd	(103,623)	(181)	(181)	1.58
357	Bank of China Ltd	(99,035)	(173)	(173)	1.51
196	Bank of Communications Co Ltd	(98,164)	(172)	(172)	1.49
39	Beijing Tongrentang Co Ltd	(106,019)	(186)	(186)	1.61
26	BYD Co Ltd	(94,363)	(165)	(165)	1.44
256	China CITIC Bank Corp Ltd	(99,948)	(175)	(175)	1.52
186	China Construction Bank Corp	(97,823)	(171)	(171)	1.49
62	China Life Insurance Co Ltd	(102,579)	(180)	(180)	1.56
49	China Mengniu Dairy Co Ltd	(112,258)	(197)	(197)	1.71
37	China Merchants Bank Co Ltd	(110,744)	(194)	(194)	1.69
69	China Merchants Securities Co Ltd	(110,497)	(193)	(193)	1.68
214	China Minsheng Banking Corp Ltd	(95,300)	(167)	(167)	1.45
16	China Mobile Ltd	(96,879)	(170)	(170)	1.48
43	China Pacific Insurance Group Co Ltd	(104,385)	(183)	(183)	1.59
54	China Taiping Insurance Holdings Co Ltd	(99,300)	(174)	(174)	1.51
131	Chongqing Changan Automobile Co Ltd	(99,202)	(174)	(174)	1.51
70	CITIC Securities Co Ltd	(100,478)	(176)	(176)	1.53
46	CR SANJIU	(120,253)	(211)	(211)	1.83
5	Ctrip.com International Ltd	(129,470)	(227)	(227)	1.97
24	Dong-E-E-Jiao Co Ltd	(105,599)	(185)	(185)	1.61
153	Dongfeng Motor Group Co Ltd	(93,710)	(164)	(164)	1.43
15	Foshan Haitian Flavouring & Food Co Ltd	(117,016)	(205)	(205)	1.78

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

MLHKAPCH Index (continued)
86	Geely Automobile Holdings Ltd	$(100,685)	$(176)	$(176)	1.53%
215	Great Wall Motor Co Ltd	(98,641)	(173)	(173)	1.50
24	Gree Electric Appliances Inc of Zhuhai	(105,228)	(184)	(184)	1.60
142	Guangzhou Automobile Group Co Ltd	(102,357)	(179)	(179)	1.56
56	Haier Electronics Group Co Ltd	(98,848)	(173)	(173)	1.51
129	Haitong Securities Co Ltd	(102,365)	(179)	(179)	1.56
120	Hisense Electric Co Ltd	(115,421)	(202)	(202)	1.76
142	Huaxia Bank Co Ltd	(106,475)	(186)	(186)	1.62
217	ICBC	(97,108)	(170)	(170)	1.48
67	Industrial Bank Co Ltd	(110,229)	(193)	(193)	1.68
7	JD.com Inc	(122,362)	(214)	(214)	1.86
2	Kweichow Moutai Co Ltd	(118,613)	(208)	(208)	1.81
26	Lao Feng Xiang Co Ltd	(103,932)	(182)	(182)	1.58
215	Lenovo Group Ltd	(118,632)	(208)	(208)	1.81
128	Li Ning Co Ltd	(123,136)	(216)	(216)	1.88
22	Luzhou Laojiao Co Ltd	(132,842)	(233)	(233)	2.02
24	Midea Group Co Ltd	(106,047)	(186)	(186)	1.61
1	NetEase Inc	(103,973)	(182)	(182)	1.58
2	New Oriental Education & Technology Grou	(113,820)	(199)	(199)	1.73
378	People’s Insurance Co Group of China Ltd	(98,970)	(173)	(173)	1.51
147	PICC Property & Casualty Co Ltd	(102,445)	(179)	(179)	1.56
96	Ping An Bank Co Ltd	(112,672)	(197)	(197)	1.72
16	Ping An Insurance Group Co of China Ltd	(111,856)	(196)	(196)	1.70
39	SAIC Motor Corp Ltd	(92,640)	(162)	(162)	1.41
102	Shanghai Pudong Development Bank Co Ltd	(104,447)	(183)	(183)	1.59
23	Shanxi Fen Wine	(127,314)	(223)	(223)	1.94
8	Sohu.com Ltd	(84,385)	(148)	(148)	1.29
97	Suning.com Co Ltd	(111,275)	(195)	(195)	1.69
4	Tencent Holdings Ltd	(106,022)	(186)	(186)	1.61
16	Wuliangye Yibin Co Ltd	(138,047)	(242)	(242)	2.10
10	YANGHE	(121,187)	(212)	(212)	1.85
43	YILI	(114,253)	(200)	(200)	1.74
13	Yunnan Baiyao Group Co Ltd	(102,339)	(179)	(179)	1.56
66	ZTE Corp	(121,081)	(212)	(212)	1.84

		$(6,566,881)	$(11,498)	$(11,498)	100.00%

MLHKAPKO Index
1	Amorepacific Corp	$(122,406)	$(184)	$(184)	1.94%
5	CJ CGV Co Ltd	(127,500)	(191)	(191)	2.02
1	CJ CheilJedang Corp	(126,474)	(190)	(190)	2.00
1	CJ ENM Co Ltd	(134,877)	(202)	(202)	2.13
3	DB Insurance Co Ltd	(123,277)	(185)	(185)	1.95
30	Doosan Infracore Co Ltd	(119,479)	(179)	(179)	1.89
1	E-MART Inc	(126,396)	(190)	(190)	2.00
6	GS Retail Co Ltd	(137,863)	(207)	(207)	2.18
6	Hana Financial Group Inc	(120,573)	(181)	(181)	1.91
6	Hankook Tire Co Ltd	(118,514)	(178)	(178)	1.87
3	Hanssem Co Ltd	(142,505)	(214)	(214)	2.25
3	Hotel Shilla Co Ltd	(152,237)	(228)	(228)	2.41
3	Hyosung Corp	(140,078)	(210)	(210)	2.22
2	Hyundai Department Store Co Ltd	(137,432)	(206)	(206)	2.17
4	Hyundai Engineering & Construction Co Lt	(110,309)	(165)	(165)	1.74
2	Hyundai Heavy Industries Co Ltd	(121,004)	(181)	(181)	1.91
6	Hyundai Marine & Fire Insurance Co Ltd	(125,700)	(188)	(188)	1.99
1	Hyundai Mobis Co Ltd	(130,236)	(195)	(195)	2.06
2	Hyundai Motor Co	(131,724)	(197)	(197)	2.08
2	Kakao Corp	(136,172)	(204)	(204)	2.15
5	KB Financial Group Inc	(119,729)	(180)	(180)	1.89
7	Kia Motors Corp	(131,732)	(198)	(198)	2.08
8	KT Corp	(126,777)	(190)	(190)	2.01
2	KT&G Corp	(136,446)	(205)	(205)	2.16
1	LG Chem Ltd	(121,696)	(182)	(182)	1.93

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation/ Depreciation	Fair Value	Percentage of Basket

MLHKAPKO Index (continued)
12	LG Display Co Ltd	$(130,503)	$(196)	$(196)	2.06%
3	LG Electronics Inc	(135,503)	(203)	(203)	2.14
-	LG Household & Health Care Ltd	(143,975)	(216)	(216)	2.28
15	LG Uplus Corp	(135,108)	(203)	(203)	2.14
1	Lotte Chemical Corp	(116,531)	(175)	(175)	1.84
1	Lotte Shopping Co Ltd	(122,245)	(183)	(183)	1.93
2	NAVER Corp	(128,074)	(192)	(192)	2.03
1	NCSoft Corp	(147,365)	(221)	(221)	2.33
1	NongShim Co Ltd	(149,016)	(223)	(223)	2.36
1	POSCO	(121,341)	(182)	(182)	1.92
2	Samsung C&T Corp	(119,451)	(179)	(179)	1.89
5	Samsung Electronics Co Ltd	(124,880)	(187)	(187)	1.98
1	Samsung Fire & Marine Insurance Co Ltd	(135,680)	(203)	(203)	2.15
26	Samsung Heavy Industries Co Ltd	(120,521)	(181)	(181)	1.91
3	Samsung Life Insurance Co Ltd	(121,227)	(182)	(182)	1.92
7	Samsung Securities Co Ltd	(128,095)	(192)	(192)	2.03
5	Shinhan Financial Group Co Ltd	(127,825)	(192)	(192)	2.02
1	Shinsegae Inc	(155,883)	(234)	(234)	2.47
3	SK Hynix Inc	(128,573)	(193)	(193)	2.03
1	SK Innovation Co Ltd	(122,633)	(184)	(184)	1.94
1	SK Telecom Co Ltd	(126,884)	(190)	(190)	2.01
5	SM Entertainment Co Ltd	(107,447)	(161)	(161)	1.70
2	S-Oil Corp	(112,470)	(169)	(169)	1.78
3	Woongjin Coway Co Ltd	(139,123)	(209)	(209)	2.20

		$(6,321,490)	$(9,478)	$(9,478)	100.00%

MLAPBZBR Index
188,649	Amorepacific Corp	$(210,452)	$2,671	$2,671	3.54%
63,921	CJ CGV Co Ltd	(211,765)	2,688	2,688	3.56
86,015	CJ CheilJedang Corp	(215,802)	2,739	2,739	3.63
64,195	CJ ENM Co Ltd	(207,311)	2,631	2,631	3.49
139,313	DB Insurance Co Ltd	(223,379)	2,835	2,835	3.76
61,889	Doosan Infracore Co Ltd	(208,807)	2,650	2,650	3.51
35,543	E-MART Inc	(215,476)	2,735	2,735	3.63
114,772	GS Retail Co Ltd	(227,393)	2,886	2,886	3.83
309,390	Hana Financial Group Inc	(194,620)	2,470	2,470	3.28
56,734	Hankook Tire Co Ltd	(205,893)	2,613	2,613	3.47
206,631	Hanssem Co Ltd	(222,842)	2,828	2,828	3.75
165,942	Hotel Shilla Co Ltd	(224,389)	2,848	2,848	3.78
379,583	Hyosung Corp	(214,872)	2,727	2,727	3.62
121,146	Hyundai Department Store Co Ltd	(207,981)	2,640	2,640	3.50
91,787	Hyundai Engineering & Construction Co Lt	(209,475)	2,659	2,659	3.53
101,730	Hyundai Heavy Industries Co Ltd	(222,929)	2,829	2,829	3.75
175,847	Hyundai Marine & Fire Insurance Co Ltd	(195,471)	2,481	2,481	3.29
78,564	Hyundai Mobis Co Ltd	(228,093)	2,895	2,895	3.84
21,220	Hyundai Motor Co	(243,125)	3,086	3,086	4.09
75,584	Kakao Corp	(227,407)	2,886	2,886	3.83
2,376,972	KB Financial Group Inc	(239,487)	3,040	3,040	4.03
109,590	Kia Motors Corp	(226,279)	2,872	2,872	3.81
58,776	KT Corp	(209,720)	2,662	2,662	3.53
72,165	KT&G Corp	(227,214)	2,884	2,884	3.82
100,280	LG Chem Ltd	(261,894)	3,324	3,324	4.41
65,575	LG Display Co Ltd	(204,292)	2,593	2,593	3.44
75,451	LG Electronics Inc	(254,714)	3,233	3,233	4.28

		$(5,941,079)	$75,406	$75,406	100.00%

NDUEBRAF Index
18,901	Ambev SA	$318,108	$556	$556	5.32%
1,589	Atacadao SA	31,924	56	56	0.53
733	B2W Cia Digital	30,946	54	54	0.52
8,252	B3 SA - Brasil Bolsa Balcao	265,045	463	463	4.43
16,157	Banco Bradesco SA	578,163	1,011	1,011	9.67

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation/ Depreciation	Fair Value	Percentage of Basket

NDUEBRAF Index (continued)
4,847	Banco Bradesco SA	$152,889	$267	$267	2.56%
3,445	Banco do Brasil SA	167,832	293	293	2.81
1,653	Banco Santander Brasil SA	72,670	127	127	1.22
2,805	BB Seguridade Participacoes SA	74,393	130	130	1.24
3,319	BR Malls Participacoes SA	41,722	73	73	0.70
691	Braskem SA	35,191	62	62	0.59
2,116	BRF SA	47,935	84	84	0.80
4,857	CCR SA	57,020	100	100	0.95
904	Centrais Eletricas Brasileiras SA	34,231	60	60	0.57
871	Centrais Eletricas Brasileiras SA	31,966	56	56	0.53
636	Cia Brasileira de Distribuicao	58,196	102	102	0.97
1,370	Cia de Saneamento Basico do Estado de Sa	57,520	101	101	0.96
3,503	Cia Energetica de Minas Gerais	48,685	85	85	0.81
2,502	Cia Siderurgica Nacional SA	40,660	71	71	0.68
4,899	Cielo SA	46,494	81	81	0.78
654	Cosan SA	27,887	49	49	0.47
2,671	Embraer SA	49,272	86	86	0.82
817	Engie Brasil Energia SA	34,912	61	61	0.58
677	Equatorial Energia SA	54,165	95	95	0.91
4,133	Gerdau SA	62,578	109	109	1.05
1,393	Hypera SA	36,091	63	63	0.60
563	IRB Brasil Resseguros S/A	51,340	90	90	0.86
19,419	Itau Unibanco Holding SA	668,597	1,169	1,169	11.18
17,699	Itausa - Investimentos Itau SA	212,037	371	371	3.55
3,827	JBS SA	60,930	107	107	1.02
2,823	Klabin SA	48,069	84	84	0.80
5,601	Kroton Educacional SA	59,368	104	104	0.99
2,316	Localiza Rent a Car SA	76,559	134	134	1.28
2,975	Lojas Americanas SA	49,898	87	87	0.83
2,885	Lojas Renner SA	126,380	221	221	2.11
408	M Dias Branco SA	17,708	31	31	0.30
306	Magazine Luiza SA	52,807	92	92	0.88
1,132	Multiplan Empreendimentos Imobiliarios S	26,488	46	46	0.44
778	Natura Cosmeticos SA	35,298	62	62	0.59
1,401	Petrobras Distribuidora SA	32,423	57	57	0.54
15,715	Petroleo Brasileiro SA	440,951	771	771	7.37
11,930	Petroleo Brasileiro SA	371,614	650	650	6.22
389	Porto Seguro SA	20,922	37	37	0.35
927	Raia Drogasil SA	60,519	106	106	1.01
4,373	Rumo SA	83,748	146	146	1.40
820	Sul America SA	24,427	43	43	0.41
2,182	Suzano SA	101,572	178	178	1.70
1,794	Telefonica Brasil SA	85,226	149	149	1.43
3,396	TIM Participacoes SA	40,035	70	70	0.67
2,899	Ultrapar Participacoes SA	68,118	119	119	1.15
12,706	Vale SA	647,120	1,132	1,132	10.83
3,364	WEG SA	60,553	106	106	1.02

		$5,979,199	$10,456	$10,456	100.00%

NDEUSKO Index
291	Amorepacific Corp	$48,382	$(4)	$(4)	0.77%
81	Amorepacific Corp	7,666	(1)	(1)	0.12
262	AMOREPACIFIC Group	16,035	(1)	(1)	0.26
70	BGF retail Co Ltd	13,567	(1)	(1)	0.22
2,363	BNK Financial Group Inc	13,905	(1)	(1)	0.22
455	Celltrion Healthcare Co Ltd	26,753	(2)	(2)	0.43
754	Celltrion Inc	120,184	(11)	(11)	1.92
139	Celltrion Pharm Inc	6,776	(1)	(1)	0.11
625	Cheil Worldwide Inc	13,335	(1)	(1)	0.21
75	CJ CheilJedang Corp	21,349	(2)	(2)	0.34
132	CJ Corp	14,499	(1)	(1)	0.23
97	CJ ENM Co Ltd	19,984	(2)	(2)	0.32

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUSKO Index (continued)
72	CJ Logistics Corp	$10,549	$(1)	$(1)	0.17%
252	Daelim Industrial Co Ltd	21,425	(2)	(2)	0.34
1,506	Daewoo Engineering & Construction Co Ltd	6,742	(1)	(1)	0.11
340	Daewoo Shipbuilding & Marine Engineering	8,372	(1)	(1)	0.13
449	DB Insurance Co Ltd	27,180	(2)	(2)	0.43
1,533	DGB Financial Group Inc	11,032	(1)	(1)	0.18
409	Doosan Bobcat Inc	11,128	(1)	(1)	0.18
189	E-MART Inc	28,707	(3)	(3)	0.46
443	Fila Korea Ltd	30,444	(3)	(3)	0.49
539	GS Engineering & Construction Corp	20,217	(2)	(2)	0.32
463	GS Holdings Corp	21,540	(2)	(2)	0.34
244	GS Retail Co Ltd	8,423	(1)	(1)	0.13
2,721	Hana Financial Group Inc	87,244	(8)	(8)	1.40
673	Hankook Tire Co Ltd	22,220	(2)	(2)	0.36
58	Hanmi Pharm Co Ltd	23,252	(2)	(2)	0.37
117	Hanmi Science Co ltd	8,004	(1)	(1)	0.13
1,693	Hanon Systems	16,928	(2)	(2)	0.27
961	Hanwha Chemical Corp	17,689	(2)	(2)	0.28
374	Hanwha Corp	10,005	(1)	(1)	0.16
2,755	Hanwha Life Insurance Co Ltd	9,707	(1)	(1)	0.16
239	HDC Hyundai Development Co-Engineering &	10,670	(1)	(1)	0.17
123	Helixmith Co Ltd	30,294	(3)	(3)	0.48
301	HLB Inc	21,226	(2)	(2)	0.34
285	Hotel Shilla Co Ltd	23,912	(2)	(2)	0.38
127	Hyundai Department Store Co Ltd	11,321	(1)	(1)	0.18
706	Hyundai Engineering & Construction Co Lt	33,229	(3)	(3)	0.53
170	Hyundai Glovis Co Ltd	19,234	(2)	(2)	0.31
345	Hyundai Heavy Industries Co Ltd	36,138	(3)	(3)	0.58
89	Hyundai Heavy Industries Holdings Co Ltd	25,977	(2)	(2)	0.42
567	Hyundai Marine & Fire Insurance Co Ltd	18,934	(2)	(2)	0.30
617	Hyundai Mobis Co Ltd	113,417	(10)	(10)	1.81
1,258	Hyundai Motor Co	132,491	(12)	(12)	2.12
331	Hyundai Motor Co	22,223	(2)	(2)	0.36
210	Hyundai Motor Co	12,782	(1)	(1)	0.20
726	Hyundai Steel Co	28,699	(3)	(3)	0.46
2,283	Industrial Bank of Korea	28,263	(3)	(3)	0.45
453	Kakao Corp	41,338	(4)	(4)	0.66
1,066	Kangwon Land Inc	30,059	(3)	(3)	0.48
3,599	KB Financial Group Inc	132,701	(12)	(12)	2.12
53	KCC Corp	14,762	(1)	(1)	0.24
2,388	Kia Motors Corp	74,355	(7)	(7)	1.19
662	Korea Aerospace Industries Ltd	20,630	(2)	(2)	0.33
2,327	Korea Electric Power Corp	61,292	(5)	(5)	0.98
251	Korea Gas Corp	9,971	(1)	(1)	0.16
379	Korea Investment Holdings Co Ltd	20,719	(2)	(2)	0.33
77	Korea Zinc Co Ltd	31,521	(3)	(3)	0.50
430	Korean Air Lines Co Ltd	12,058	(1)	(1)	0.19
284	KT Corp	6,854	(1)	(1)	0.11
1,057	KT&G Corp	96,421	(9)	(9)	1.54
166	Kumho Petrochemical Co Ltd	13,893	(1)	(1)	0.22
416	LG Chem Ltd	134,065	(12)	(12)	2.14
70	LG Chem Ltd	12,767	(1)	(1)	0.20
860	LG Corp	58,717	(5)	(5)	0.94
2,108	LG Display Co Ltd	36,205	(3)	(3)	0.58
964	LG Electronics Inc	63,772	(6)	(6)	1.02
85	LG Household & Health Care Ltd	106,001	(9)	(9)	1.7
19	LG Household & Health Care Ltd	14,013	(1)	(1)	0.22
129	LG Innotek Co Ltd	13,320	(1)	(1)	0.21
989	LG Uplus Corp	13,463	(1)	(1)	0.22
155	Lotte Chemical Corp	39,743	(4)	(4)	0.64

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUSKO Index (continued)
264	Lotte Corp	$11,492	$(1)	$(1)	0.18%
103	Lotte Shopping Co Ltd	16,079	(1)	(1)	0.26
40	Medy-Tox Inc	20,365	(2)	(2)	0.33
3,579	Mirae Asset Daewoo Co Ltd	23,113	(2)	(2)	0.37
1,269	NAVER Corp	138,675	(12)	(12)	2.22
159	NCSoft Corp	69,495	(6)	(6)	1.11
232	Netmarble Corp	25,525	(2)	(2)	0.41
1,275	NH Investment & Securities Co Ltd	15,108	(1)	(1)	0.24
162	OCI Co Ltd	13,265	(1)	(1)	0.21
297	Orange Life Insurance Ltd	9,426	(1)	(1)	0.15
197	Orion Corp/Republic of Korea	17,358	(2)	(2)	0.28
11	Ottogi Corp	7,766	(1)	(1)	0.12
2,180	Pan Ocean Co Ltd	7,893	(1)	(1)	0.13
53	Pearl Abyss Corp	7,811	(1)	(1)	0.12
711	POSCO	158,481	(14)	(14)	2.53
214	POSCO Chemical Co Ltd	11,355	(1)	(1)	0.18
447	Posco International Corp	6,993	(1)	(1)	0.11
155	S-1 Corp	13,719	(1)	(1)	0.22
150	Samsung Biologics Co Ltd	42,189	(4)	(4)	0.67
688	Samsung C&T Corp	64,812	(6)	(6)	1.04
262	Samsung Card Co Ltd	7,954	(1)	(1)	0.13
508	Samsung Electro-Mechanics Co Ltd	46,733	(4)	(4)	0.75
43,276	Samsung Electronics Co Ltd	1,702,293	(151)	(151)	27.22
7,457	Samsung Electronics Co Ltd	238,129	(21)	(21)	3.81
1,421	Samsung Engineering Co Ltd	20,153	(2)	(2)	0.32
279	Samsung Fire & Marine Insurance Co Ltd	73,993	(7)	(7)	1.18
3,996	Samsung Heavy Industries Co Ltd	29,079	(3)	(3)	0.47
634	Samsung Life Insurance Co Ltd	46,996	(4)	(4)	0.75
498	Samsung SDI Co Ltd	94,199	(8)	(8)	1.51
316	Samsung SDS Co Ltd	65,322	(6)	(6)	1.04
566	Samsung Securities Co Ltd	16,617	(1)	(1)	0.27
3,867	Shinhan Financial Group Co Ltd	143,093	(13)	(13)	2.29
67	Shinsegae Inc	19,894	(2)	(2)	0.32
538	SillaJen Inc	30,462	(3)	(3)	0.49
287	SK Holdings Co Ltd	68,371	(6)	(6)	1.09
5,277	SK Hynix Inc	344,978	(31)	(31)	5.52
587	SK Innovation Co Ltd	92,749	(8)	(8)	1.48
183	SK Telecom Co Ltd	40,529	(4)	(4)	0.65
408	S-Oil Corp	32,211	(3)	(3)	0.52
468	Woongjin Coway Co Ltd	38,972	(3)	(3)	0.62
4,288	Woori Financial Group Inc	51,941	(5)	(5)	0.84
81	Yuhan Corp	17,193	(2)	(2)	0.28

		$6,253,473	$(556)	$(556)	100.00%

NDEUCHF Index
246	2345 NETWORK HOLDING	$222	$(2)	$(2)	0.00%
75	360 Security Technology Inc	288	(3)	(3)	0.00
4,693	3SBio Inc	9,231	(88)	(88)	0.14
91	51job Inc	7,101	(67)	(67)	0.11
2,723	58.com Inc	22,783	(217)	(217)	0.35
2,697	AAC Technologies Holdings Inc	15,956	(152)	(152)	0.25
125	AECC Aviation Power Co Ltd	490	(5)	(5)	0.01
5,781	Agile Group Holdings Ltd	9,353	(89)	(89)	0.14
107,753	Agricultural Bank of China Ltd	49,690	(472)	(472)	0.77
4,128	Agricultural Bank of China Ltd	2,291	(22)	(22)	0.04
6,734	Air China Ltd	8,287	(79)	(79)	0.13
258	Air China Ltd	416	(4)	(4)	0.01
103	Aisino Corp	429	(4)	(4)	0.01
12,927	ALI HEALTH	14,936	(142)	(142)	0.23
4,782	Alibaba Group Holding Ltd	872,558	(8,293)	(8,293)	13.51
51,727	Alibaba Pictures Group Ltd	9,159	(87)	(87)	0.14
14,553	Aluminum Corp of China Ltd	5,358	(51)	(51)	0.08

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUCHF Index (continued)
607	Aluminum Corp of China Ltd	$379	$(4)	$(4)	0.01%
4,006	Angang Steel Co Ltd	2,930	(28)	(28)	0.05
227	Angang Steel Co Ltd	193	(2)	(2)	0.00
4,556	Anhui Conch Cement Co Ltd	27,827	(264)	(264)	0.43
222	Anhui Conch Cement Co Ltd	1,259	(12)	(12)	0.02
3,963	ANTA Sports Products Ltd	26,958	(256)	(256)	0.42
303	Anxin Trust Co Ltd	326	(3)	(3)	0.01
1,700	Autohome Inc	22,771	(216)	(216)	0.35
153	AVIC Aircraft Co Ltd	389	(4)	(4)	0.01
497	Avic Capital Co Ltd	437	(4)	(4)	0.01
52	AVIC Shenyang Aircraft Co Ltd	252	(2)	(2)	0.00
7,705	AviChina Industry & Technology Co Ltd	4,918	(47)	(47)	0.08
6,511	BAIC Motor Corp Ltd	4,255	(40)	(40)	0.07
1,020	Baidu Inc	168,219	(1,599)	(1,599)	2.61
78	BAIYUNSHAN PH	452	(4)	(4)	0.01
1,172	Bank of Beijing Co Ltd	1,081	(10)	(10)	0.02
293,132	Bank of China Ltd	132,937	(1,263)	(1,263)	2.06
2,725	Bank of China Ltd	1,529	(15)	(15)	0.02
32,298	Bank of Communications Co Ltd	26,456	(251)	(251)	0.41
2,175	Bank of Communications Co Ltd	2,020	(19)	(19)	0.03
127	Bank of Guiyang Co Ltd	247	(2)	(2)	0.00
284	Bank of Hangzhou Co Ltd	364	(3)	(3)	0.01
640	Bank of Jiangsu Co Ltd	679	(6)	(6)	0.01
470	Bank of Nanjing Co Ltd	553	(5)	(5)	0.01
289	Bank of Ningbo Co Ltd	912	(9)	(9)	0.01
606	Bank of Shanghai Co Ltd	1,080	(10)	(10)	0.02
1,028	Baoshan Iron & Steel Co Ltd	1,106	(11)	(11)	0.02
136	Baozun Inc	5,649	(54)	(54)	0.09
8,630	BBMG Corp	3,166	(30)	(30)	0.05
462	BBMG Corp	305	(3)	(3)	0.00
6,241	BEIJING AIRPORT	5,923	(56)	(56)	0.09
315	Beijing Capital Co Ltd	196	(2)	(2)	0.00
1,863	Beijing Enterprises Holdings Ltd	10,560	(100)	(100)	0.16
20,318	Beijing Enterprises Water Group Ltd	12,553	(119)	(119)	0.19
76	Beijing Tongrentang Co Ltd	339	(3)	(3)	0.01
768	BOC Aviation Ltd	6,268	(60)	(60)	0.10
1,876	BOE Technology Group Co Ltd	1,089	(10)	(10)	0.02
11,170	Brilliance China Automotive Holdings Ltd	11,070	(105)	(105)	0.17
2,363	BYD Co Ltd	14,241	(135)	(135)	0.22
100	BYD Co Ltd	800	(8)	(8)	0.01
2,494	BYD Electronic International Co Ltd	3,216	(31)	(31)	0.05
2,736	CAR Inc	2,360	(22)	(22)	0.04
39,133	CGN Power Co Ltd	10,917	(104)	(104)	0.17
306	Changjiang Securities Co Ltd	343	(3)	(3)	0.01
7,762	China Agri-Industries Holdings Ltd	2,660	(25)	(25)	0.04
81	China Avionics Systems Co Ltd	201	(2)	(2)	0.00
32,541	China Cinda Asset Management Co Ltd	9,037	(86)	(86)	0.14
32,948	China CITIC Bank Corp Ltd	20,986	(199)	(199)	0.33
314	China CITIC Bank Corp Ltd	294	(3)	(3)	0.00
7,577	China Coal Energy Co Ltd	3,137	(30)	(30)	0.05
16,337	China Communications Construction Co Ltd	16,899	(161)	(161)	0.26
152	China Communications Construction Co Ltd	283	(3)	(3)	0.00
8,824	China Communications Services Corp Ltd	7,869	(75)	(75)	0.12
5,993	China Conch Venture Holdings Ltd	21,454	(204)	(204)	0.33
354,848	China Construction Bank Corp	304,222	(2,891)	(2,891)	4.71
532	China Construction Bank Corp	550	(5)	(5)	0.01
5,449	CHINA CRSC	4,310	(41)	(41)	0.07
3,423	China Ding Yi Feng Holdings Ltd	10,072	(96)	(96)	0.16
5,158	China Eastern Airlines Corp Ltd	3,660	(35)	(35)	0.06
453	China Eastern Airlines Corp Ltd	468	(4)	(4)	0.01
9,357	China Everbright Bank Co Ltd	4,422	(42)	(42)	0.07
2,206	China Everbright Bank Co Ltd	1,346	(13)	(13)	0.02
12,467	China Everbright International Ltd	12,673	(120)	(120)	0.20
3,420	China Everbright Ltd	6,779	(64)	(64)	0.11
9,660	China Evergrande Group	32,119	(305)	(305)	0.50
103	China Film Co Ltd	274	(3)	(3)	0.00
12,057	China First Capital Group Ltd	6,374	(61)	(61)	0.10
166	China Fortune Land Development Co Ltd	768	(7)	(7)	0.01

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUCHF Index (continued)
12,938	China Galaxy Securities Co Ltd	$8,505	$(81)	$(81)	0.13%
6,550	China Gas Holdings Ltd	23,028	(219)	(219)	0.36
255	China Gezhouba Group Co Ltd	276	(3)	(3)	0.00
304	China Grand Automotive Services Co Ltd	239	(2)	(2)	0.00
8,003	China Hongqiao Group Ltd	6,025	(57)	(57)	0.09
36,964	China Huarong Asset Management Co Ltd	7,864	(75)	(75)	0.12
3,825	China International Capital Corp Ltd	8,859	(84)	(84)	0.14
108	China International Travel Service Corp	1,128	(11)	(11)	0.02
19,180	China Jinmao Holdings Group Ltd	12,510	(119)	(119)	0.19
27,457	China Life Insurance Co Ltd	73,803	(701)	(701)	1.14
154	China Life Insurance Co Ltd	648	(6)	(6)	0.01
943	China Literature Ltd	4,416	(42)	(42)	0.07
11,708	China Longyuan Power Group Corp Ltd	8,144	(77)	(77)	0.13
5,048	China Medical System Holdings Ltd	4,893	(47)	(47)	0.08
10,145	China Mengniu Dairy Co Ltd	37,735	(359)	(359)	0.58
14,399	China Merchants Bank Co Ltd	69,978	(665)	(665)	1.08
170	China Merchants Bank Co Ltd	5,770	(55)	(55)	0.09
4,915	China Merchants Port Holdings Co Ltd	10,468	(99)	(99)	0.16
317	China Merchants Securities Co Ltd	826	(8)	(8)	0.01
23,026	China Minsheng Banking Corp Ltd	16,720	(159)	(159)	0.26
1,965	China Minsheng Banking Corp Ltd	1,854	(18)	(18)	0.03
22,666	China Mobile Ltd	230,991	(2,195)	(2,195)	3.58
13,788	China Molybdenum Co Ltd	5,761	(55)	(55)	0.09
979	China Molybdenum Co Ltd	679	(6)	(6)	0.01
14,275	China National Building Material Co Ltd	11,257	(107)	(107)	0.17
575	China National Nuclear Power Co Ltd	518	(5)	(5)	0.01
6,683	China Oilfield Services Ltd	7,219	(69)	(69)	0.11
4,121	China Oriental Group Co Ltd	2,588	(25)	(25)	0.04
14,150	China Overseas Land & Investment Ltd	53,715	(511)	(511)	0.83
9,729	China Pacific Insurance Group Co Ltd	38,171	(363)	(363)	0.59
348	China Pacific Insurance Group Co Ltd	1,765	(17)	(17)	0.03
94,143	China Petroleum & Chemical Corp	74,235	(706)	(706)	1.15
1,412	China Petroleum & Chemical Corp	1,206	(11)	(11)	0.02
16,284	CHINA POWER	4,170	(40)	(40)	0.06
7,278	China Railway Construction Corp Ltd	9,531	(91)	(91)	0.15
637	China Railway Construction Corp Ltd	1,092	(10)	(10)	0.02
13,972	China Railway Group Ltd	12,744	(121)	(121)	0.20
20,950	China Reinsurance Group Corp	4,430	(42)	(42)	0.07
5,387	China Resources Beer Holdings Co Ltd	22,680	(216)	(216)	0.35
9,018	China Resources Cement Holdings Ltd	9,306	(88)	(88)	0.14
3,283	China Resources Gas Group Ltd	15,472	(147)	(147)	0.24
10,230	China Resources Land Ltd	45,872	(436)	(436)	0.71
5,797	China Resources Pharmaceutical Group Ltd	8,198	(78)	(78)	0.13
7,100	China Resources Power Holdings Co Ltd	10,673	(101)	(101)	0.17
12,541	China Shenhua Energy Co Ltd	28,596	(272)	(272)	0.44
244	China Shenhua Energy Co Ltd	711	(7)	(7)	0.01
1,268	China Shipbuilding Industry Co Ltd	1,102	(10)	(10)	0.02
96	China Shipbuilding Industry Group Power	378	(4)	(4)	0.01
6,764	China Southern Airlines Co Ltd	6,049	(57)	(57)	0.09
477	China Southern Airlines Co Ltd	606	(6)	(6)	0.01
66	China Spacesat Co Ltd	245	(2)	(2)	0.00
7,452	CHINA STATE CON	6,978	(66)	(66)	0.11
5,968	China Taiping Insurance Holdings Co Ltd	17,789	(169)	(169)	0.28
51,207	China Telecom Corp Ltd	28,441	(270)	(270)	0.44
146,358	China Tower Corp Ltd	33,933	(322)	(322)	0.53
8,050	CHINA TRAVEL HK	2,051	(19)	(19)	0.03
22,581	China Unicom Hong Kong Ltd	28,622	(272)	(272)	0.44
1,719	China United Network Communications Ltd	1,737	(17)	(17)	0.03
4,609	China Vanke Co Ltd	19,378	(184)	(184)	0.30
539	China Vanke Co Ltd	2,463	(23)	(23)	0.04
813	China Yangtze Power Co Ltd	2,040	(19)	(19)	0.03
6,032	China Zhongwang Holdings Ltd	3,289	(31)	(31)	0.05
76	Chinese Media	173	(2)	(2)	0.00
216	Chongqing Changan Automobile Co Ltd	266	(3)	(3)	0.00
9,274	Chongqing Rural Commercial Bank Co Ltd	5,352	(51)	(51)	0.08
12,900	CIFI Holdings Group Co Ltd	9,778	(93)	(93)	0.15
70	CIMC	156	(1)	(1)	0.00
217	CITIC Guoan Information Industry Co Ltd	192	(2)	(2)	0.00
21,468	CITIC Ltd	32,052	(305)	(305)	0.50
8,407	CITIC Securities Co Ltd	19,577	(186)	(186)	0.30
545	CITIC Securities Co Ltd	2,010	(19)	(19)	0.03
365	CMSK	1,251	(12)	(12)	0.02

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUCHF Index (continued)
273	CNCEC	$263	$(3)	$(3)	0.00%
65,898	CNOOC Ltd	123,403	(1,173)	(1,173)	1.91
201	CNRE	334	(3)	(3)	0.01
100	CNS	191	(2)	(2)	0.00
4,543	COSCO SHIP ENGY	2,604	(25)	(25)	0.04
440	COSCO SHIPPING Development Co Ltd	201	(2)	(2)	0.00
9,522	COSCO SHIPPING Holdings Co Ltd	3,954	(38)	(38)	0.06
358	COSCO SHIPPING Holdings Co Ltd	281	(3)	(3)	0.00
6,318	COSCO SHIPPING Ports Ltd	6,825	(65)	(65)	0.11
27,954	Country Garden Holdings Co Ltd	43,658	(415)	(415)	0.68
4,431	Country Garden Services Holdings Co Ltd	8,253	(78)	(78)	0.13
54	CR SANJIU	233	(2)	(2)	0.00
15,322	CRRC Corp Ltd	14,444	(137)	(137)	0.22
1,123	CRRC Corp Ltd	1,521	(14)	(14)	0.02
2,327	CSCEC	2,119	(20)	(20)	0.03
17,264	CSPC Pharmaceutical Group Ltd	32,109	(305)	(305)	0.50
1,509	Ctrip.com International Ltd	65,922	(627)	(627)	1.02
7,580	Dali Foods Group Co Ltd	5,668	(54)	(54)	0.09
824	Daqin Railway Co Ltd	1,022	(10)	(10)	0.02
11,274	DATANG POWER	3,016	(29)	(29)	0.05
235	DBN	186	(2)	(2)	0.00
173	DHC Software Co Ltd	227	(2)	(2)	0.00
36	Dong-E-E-Jiao Co Ltd	256	(2)	(2)	0.00
152	Dongfang Electric Corp Ltd	241	(2)	(2)	0.00
10,011	Dongfeng Motor Group Co Ltd	10,023	(95)	(95)	0.16
127	Dongxing Securities Co Ltd	262	(2)	(2)	0.00
2,903	ENN Energy Holdings Ltd	28,071	(267)	(267)	0.43
216	Everbright Securities Co Ltd	424	(4)	(4)	0.01
99	Fangda Carbon New Material Co Ltd	333	(3)	(3)	0.01
8,024	Far East Horizon Ltd	8,504	(81)	(81)	0.13
166	Financial Street Holdings Co Ltd	211	(2)	(2)	0.00
194	First Capital Securities Co Ltd	227	(2)	(2)	0.00
678	FOCUS MEDIA	632	(6)	(6)	0.01
125	Foshan Haitian Flavouring & Food Co Ltd	1,609	(15)	(15)	0.02
9,461	Fosun International Ltd	16,030	(152)	(152)	0.25
2,037	FOSUN PHARMA	7,355	(70)	(70)	0.11
111	FOSUN PHARMA	494	(5)	(5)	0.01
456	Founder Securities Co Ltd	521	(5)	(5)	0.01
218	Foxconn Industrial Internet Co Ltd	479	(5)	(5)	0.01
25,479	Fullshare Holdings Ltd	3,408	(32)	(32)	0.05
6,539	Future Land Development Holdings Ltd	8,097	(77)	(77)	0.13
1,866	Fuyao Glass Industry Group Co Ltd	6,263	(60)	(60)	0.10
111	Fuyao Glass Industry Group Co Ltd	402	(4)	(4)	0.01
62	Ganfeng Lithium Co Ltd	254	(2)	(2)	0.00
1,089	GD Power Development Co Ltd	434	(4)	(4)	0.01
218	GDS Holdings Ltd	7,773	(74)	(74)	0.12
18,224	Geely Automobile Holdings Ltd	34,822	(331)	(331)	0.54
250	Gemdale Corp	512	(5)	(5)	0.01
3,383	Genscript Biotech Corp	6,387	(61)	(61)	0.10
5,338	GF Securities Co Ltd	7,670	(73)	(73)	0.12
328	GF Securities Co Ltd	789	(8)	(8)	0.01
75	Giant Network Group Co Ltd	246	(2)	(2)	0.00
180	GoerTek Inc	281	(3)	(3)	0.00
146	GOLD MANTIS	257	(2)	(2)	0.00
2,712	GOLDWIND	3,903	(37)	(37)	0.06
192	GOLDWIND	415	(4)	(4)	0.01
39,773	GOME Retail Holdings Ltd	3,699	(35)	(35)	0.06
11,437	Great Wall Motor Co Ltd	8,582	(82)	(82)	0.13
167	Gree Electric Appliances Inc of Zhuhai	1,171	(11)	(11)	0.02
450	Greenland Holdings Group Co Ltd	504	(5)	(5)	0.01
3,200	Greentown China Holdings Ltd	3,195	(30)	(30)	0.05
3,587	Greentown Service Group Co Ltd	3,181	(30)	(30)	0.05
10,856	Guangdong Investment Ltd	20,965	(199)	(199)	0.32
377	Guanghui Energy Co Ltd	244	(2)	(2)	0.00
313	Guangshen Railway Co Ltd	166	(2)	(2)	0.00
10,862	Guangzhou Automobile Group Co Ltd	12,827	(122)	(122)	0.20
145	Guangzhou Automobile Group Co Ltd	252	(2)	(2)	0.00
3,559	Guangzhou R&F Properties Co Ltd	7,698	(73)	(73)	0.12
227	Guosen Securities Co Ltd	458	(4)	(4)	0.01
2,210	Guotai Junan Securities Co Ltd	4,927	(47)	(47)	0.08
416	Guotai Junan Securities Co Ltd	1,249	(12)	(12)	0.02
187	Guoyuan Securities Co Ltd	290	(3)	(3)	0.00

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUCHF Index (continued)
4,654	Haier Electronics Group Co Ltd	$13,519	$(128)	$(128)	0.21%
128	HAIGE COMMUNICATIONS	186	(2)	(2)	0.00
2,356	Haitian International Holdings Ltd	5,354	(51)	(51)	0.08
11,952	Haitong Securities Co Ltd	15,469	(147)	(147)	0.24
448	Haitong Securities Co Ltd	936	(9)	(9)	0.01
53	Hangzhou Robam Appliances Co Ltd	252	(2)	(2)	0.00
2,670	Hengan International Group Co Ltd	23,402	(222)	(222)	0.36
121	Hengli Petrochemical Co Ltd	334	(3)	(3)	0.01
82,594	HengTen Networks Group Ltd	2,504	(24)	(24)	0.04
105	Hengtong Optic-electric Co Ltd	333	(3)	(3)	0.01
588	Hesteel Co Ltd	299	(3)	(3)	0.00
511	HIKVISION	2,668	(25)	(25)	0.04
124	HLA Corp Ltd	181	(2)	(2)	0.00
1,657	Hua Hong Semiconductor Ltd	3,885	(37)	(37)	0.06
201	Huaan Securities Co Ltd	214	(2)	(2)	0.00
6,020	Huadian Power International Corp Ltd	2,477	(24)	(24)	0.04
376	Huadian Power International Corp Ltd	244	(2)	(2)	0.00
81	Huadong Medicine Co Ltd	392	(4)	(4)	0.01
15,610	Huaneng Power International Inc	9,068	(86)	(86)	0.14
264	Huaneng Power International Inc	258	(2)	(2)	0.00
17,637	Huaneng Renewables Corp Ltd	4,898	(47)	(47)	0.08
6,026	Huatai Securities Co Ltd	12,052	(115)	(115)	0.19
362	Huatai Securities Co Ltd	1,207	(11)	(11)	0.02
97	Huaxi Securities Co Ltd	178	(2)	(2)	0.00
711	Huaxia Bank Co Ltd	872	(8)	(8)	0.01
175	Huayu Automotive Systems Co Ltd	530	(5)	(5)	0.01
484	Huazhu Group Ltd	20,392	(194)	(194)	0.32
228	Hubei Biocause Pharmaceutical Co Ltd	232	(2)	(2)	0.00
240	Hubei Energy Group Co Ltd	150	(1)	(1)	0.00
34	Hundsun Technologies Inc	446	(4)	(4)	0.01
197	Hutchison China MediTech Ltd	6,014	(57)	(57)	0.09
256,211	ICBC	187,671	(1,784)	(1,784)	2.91
2,988	ICBC	2,477	(24)	(24)	0.04
116	Iflytek Co Ltd	626	(6)	(6)	0.01
1,151	Industrial Bank Co Ltd	3,113	(30)	(30)	0.05
371	Industrial Securities Co Ltd	400	(4)	(4)	0.01
2,526	Inner Mongolia BaoTou Steel Union Co Ltd	688	(7)	(7)	0.01
3,920	Inner Mongolia Yitai Coal Co Ltd	4,826	(46)	(46)	0.07
462	iQIYI Inc	11,042	(105)	(105)	0.17
2,695	JD.com Inc	81,251	(772)	(772)	1.26
4,509	Jiangsu Expressway Co Ltd	6,376	(61)	(61)	0.10
245	Jiangsu Hengrui Medicine Co Ltd	2,384	(23)	(23)	0.04
4,608	Jiangxi Copper Co Ltd	6,116	(58)	(58)	0.09
115	Jiangxi Copper Co Ltd	267	(3)	(3)	0.00
3,706	Jiayuan International Group Ltd	1,959	(19)	(19)	0.03
149	Jinduicheng Molybdenum Co Ltd	153	(1)	(1)	0.00
296	Jinke Properties Group Co Ltd	321	(3)	(3)	0.00
104	Jointown Pharmaceutical Group Co Ltd	243	(2)	(2)	0.00
7,839	Kaisa Group Holdings Ltd	3,555	(34)	(34)	0.06
276	Kangmei Pharmaceutical Co Ltd	429	(4)	(4)	0.01
2,598	Kingboard Holdings Ltd	9,217	(88)	(88)	0.14
3,979	Kingboard Laminates Holdings Ltd	4,182	(40)	(40)	0.06
8,518	KINGDEE INT’L	9,853	(94)	(94)	0.15
3,041	Kingsoft Corp Ltd	7,733	(74)	(74)	0.12
11,915	Kunlun Energy Co Ltd	12,446	(118)	(118)	0.19
10	Kweichow Moutai Co Ltd	8,846	(84)	(84)	0.14
4,683	KWG Group Holdings Ltd	5,649	(54)	(54)	0.09
5,674	Lee & Man Paper Manufacturing Ltd	4,836	(46)	(46)	0.07
1,408	Legend Holdings Corp	3,739	(36)	(36)	0.06
26,600	Lenovo Group Ltd	23,923	(227)	(227)	0.37
85	Liaoning Cheng Da Co Ltd	189	(2)	(2)	0.00
3,385	LJZ	4,969	(47)	(47)	0.08
5,063	Logan Property Holdings Co Ltd	8,384	(80)	(80)	0.13
5,471	Longfor Group Holdings Ltd	19,270	(183)	(183)	0.30
191	LONGi Green Energy Technology Co Ltd	601	(6)	(6)	0.01
166	lu’an EED	193	(2)	(2)	0.00
228	Luxshare Precision Industry Co Ltd	841	(8)	(8)	0.01
4,230	Luye Pharma Group Ltd	3,696	(35)	(35)	0.06
81	Luzhou Laojiao Co Ltd	804	(8)	(8)	0.01
6,394	Maanshan Iron & Steel Co Ltd	3,128	(30)	(30)	0.05
331	Maanshan Iron & Steel Co Ltd	191	(2)	(2)	0.00
173	MEINIAN ONEHEALTH	479	(5)	(5)	0.01

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUCHF Index (continued)
6,165	Meitu Inc	$2,898	$(28)	$(28)	0.04%
1,229	Meituan Dianping	8,280	(79)	(79)	0.13
10,594	Metallurgical Corp of China Ltd	3,131	(30)	(30)	0.05
989	Metallurgical Corp of China Ltd	518	(5)	(5)	0.01
184	Midea Group Co Ltd	1,331	(13)	(13)	0.02
8,913	MMG Ltd	3,622	(34)	(34)	0.06
534	Momo Inc	20,431	(194)	(194)	0.32
96	Muyuan Foodstuff Co Ltd	907	(9)	(9)	0.01
254	NARI Technology Co Ltd	798	(8)	(8)	0.01
287	NetEase Inc	69,200	(658)	(658)	1.07
3,053	New China Life Insurance Co Ltd	15,555	(148)	(148)	0.24
116	New China Life Insurance Co Ltd	923	(9)	(9)	0.01
234	New Hope Liuhe Co Ltd	462	(4)	(4)	0.01
527	New Oriental Education & Technology Grou	47,477	(451)	(451)	0.74
3,236	Nexteer Automotive Group Ltd	3,999	(38)	(38)	0.06
6,037	Nine Dragons Paper Holdings Ltd	5,752	(55)	(55)	0.09
39	Ninestar Corp	184	(2)	(2)	0.00
105	Noah Holdings Ltd	5,079	(48)	(48)	0.08
198	NONFEMET	149	(1)	(1)	0.00
245	Offshore Oil Engineering Co Ltd	235	(2)	(2)	0.00
150	OFILM Group Co Ltd	318	(3)	(3)	0.00
16	Oppein Home Group Inc	280	(3)	(3)	0.00
331	Orient Securities Co Ltd/China	586	(6)	(6)	0.01
30,589	People’s Insurance Co Group of China Ltd	13,093	(124)	(124)	0.20
49	Perfect World Co Ltd/China	231	(2)	(2)	0.00
77,853	PetroChina Co Ltd	50,481	(480)	(480)	0.78
897	PetroChina Co Ltd	1,015	(10)	(10)	0.02
25,458	PICC Property & Casualty Co Ltd	28,928	(275)	(275)	0.45
33	PIEN TZE HUANG	572	(5)	(5)	0.01
703	Pinduoduo Inc	17,446	(166)	(166)	0.27
952	Ping An Bank Co Ltd	1,815	(17)	(17)	0.03
19,237	Ping An Insurance Group Co of China Ltd	215,403	(2,047)	(2,047)	3.34
89	Ping An Insurance Group Co of China Ltd	6,887	(65)	(65)	0.11
29,307	Postal Savings Bank of China Co Ltd	16,763	(159)	(159)	0.26
565	Power Construction Corp of China Ltd	485	(5)	(5)	0.01
659	PRE	1,396	(13)	(13)	0.02
338	Qingdao Haier Co Ltd	860	(8)	(8)	0.01
241	RiseSun Real Estate Development Co Ltd	403	(4)	(4)	0.01
163	Rongsheng Petro Chemical Co Ltd	305	(3)	(3)	0.00
432	SAIC Motor Corp Ltd	1,674	(16)	(16)	0.03
226	Sanan Optoelectronics Co Ltd	493	(5)	(5)	0.01
98	SANQI HUYU	203	(2)	(2)	0.00
432	Sany Heavy Industry Co Ltd	821	(8)	(8)	0.01
195	SDIC Capital Co Ltd	422	(4)	(4)	0.01
376	SDIC Power Holdings Co Ltd	464	(4)	(4)	0.01
125	Seazen Holdings Co Ltd	840	(8)	(8)	0.01
65	SF Holding Co Ltd	356	(3)	(3)	0.01
369	Shaanxi Coal Industry Co Ltd	490	(5)	(5)	0.01
49	Shandong Buchang Pharmaceuticals Co Ltd	212	(2)	(2)	0.00
103	Shandong Gold Mining Co Ltd	476	(5)	(5)	0.01
55	Shandong Linglong Tyre Co Ltd	147	(1)	(1)	0.00
9,873	Shanghai Electric Group Co Ltd	3,748	(36)	(36)	0.06
434	Shanghai Electric Group Co Ltd	386	(4)	(4)	0.01
1,805	Shanghai Industrial Holdings Ltd	4,250	(40)	(40)	0.07
53	Shanghai International Airport Co Ltd	494	(5)	(5)	0.01
471	Shanghai International Port Group Co Ltd	509	(5)	(5)	0.01
190	Shanghai Oriental Pearl Group Co Ltd	350	(3)	(3)	0.01
3,222	Shanghai Pharmaceuticals Holding Co Ltd	7,018	(67)	(67)	0.11
107	Shanghai Pharmaceuticals Holding Co Ltd	328	(3)	(3)	0.01
1,627	Shanghai Pudong Development Bank Co Ltd	2,730	(26)	(26)	0.04
174	Shanghai Tunnel Engineering Co Ltd	190	(2)	(2)	0.00
48	Shanxi Fen Wine	432	(4)	(4)	0.01
157	Shanxi Securities Co Ltd	224	(2)	(2)	0.00
252	Shenergy Co Ltd	211	(2)	(2)	0.00
1,041	Shenwan Hongyuan Group Co Ltd	855	(8)	(8)	0.01
183	Shenzhen Energy Group Co Ltd	177	(2)	(2)	0.00
3,509	Shenzhen International Holdings Ltd	7,448	(71)	(71)	0.12
12,401	Shenzhen Investment Ltd	4,739	(45)	(45)	0.07
455	Shenzhen Overseas Chinese Town Co Ltd	521	(5)	(5)	0.01
48	Shenzhen Salubris Pharmaceuticals Co Ltd	195	(2)	(2)	0.00
2,773	SHENZHOU INTL	37,167	(353)	(353)	0.58
49	SHIJI INFORMATION	239	(2)	(2)	0.00

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUCHF Index (continued)
4,267	Shimao Property Holdings Ltd	$13,343	$(127)	$(127)	0.21%
152	SHUANGHUI	586	(6)	(6)	0.01
13,387	Shui On Land Ltd	3,308	(31)	(31)	0.05
244	Sichuan Chuantou Energy Co Ltd	339	(3)	(3)	0.01
80	Sichuan Kelun Pharmaceutical Co Ltd	344	(3)	(3)	0.01
13,979	Sihuan Pharmaceutical Holdings Group Ltd	3,383	(32)	(32)	0.05
237	SINA Corp/China	14,060	(134)	(134)	0.22
25,648	Sino Biopharmaceutical Ltd	23,394	(222)	(222)	0.36
168	Sinolink Securities Co Ltd	268	(3)	(3)	0.00
11,241	Sino-Ocean Group Holding Ltd	4,926	(47)	(47)	0.08
4,851	Sinopec Engineering Group Co Ltd	4,734	(45)	(45)	0.07
12,251	Sinopec Shanghai Petrochemical Co Ltd	5,837	(55)	(55)	0.09
271	Sinopec Shanghai Petrochemical Co Ltd	216	(2)	(2)	0.00
4,401	Sinopharm Group Co Ltd	18,335	(174)	(174)	0.28
7,519	Sinotrans Ltd	3,228	(31)	(31)	0.05
2,547	Sinotruk Hong Kong Ltd	5,418	(52)	(52)	0.08
11,157	SMIC	11,285	(107)	(107)	0.17
7,674	SOHO China Ltd	3,226	(31)	(31)	0.05
166	SooChow Securities Co Ltd	250	(2)	(2)	0.00
42	Spring Airlines Co Ltd	256	(2)	(2)	0.00
5,561	SSY Group Ltd	5,171	(49)	(49)	0.08
8,800	Sun Art Retail Group Ltd	8,576	(82)	(82)	0.13
8,940	Sunac China Holdings Ltd	44,529	(423)	(423)	0.69
516	Suning.com Co Ltd	963	(9)	(9)	0.01
2,631	Sunny Optical Technology Group Co Ltd	31,418	(299)	(299)	0.49
1,312	TAL Education Group	47,344	(450)	(450)	0.73
84	Tasly Pharmaceutical Group Co Ltd	281	(3)	(3)	0.00
206	TBEA Co Ltd	254	(2)	(2)	0.00
751	TCL Corp	454	(4)	(4)	0.01
21,077	Tencent Holdings Ltd	969,296	(9,212)	(9,212)	15.01
336	Tencent Music Entertainment Group	6,075	(58)	(58)	0.09
113	Tianma Microelectronics Co Ltd	261	(2)	(2)	0.00
63	Tianqi Lithium Corp	331	(3)	(3)	0.01
7,255	Tingyi Cayman Islands Holding Corp	11,960	(114)	(114)	0.19
2,088	Tong Ren Tang Technologies Co Ltd	2,803	(27)	(27)	0.04
114	Tonghua Dongbao Pharmaceutical Co Ltd	294	(3)	(3)	0.00
583	Tongling Nonferrous Metals Group Co Ltd	222	(2)	(2)	0.00
215	Tongwei Co Ltd	389	(4)	(4)	0.01
3,629	Towngas China Co Ltd	2,852	(27)	(27)	0.04
8,362	TRAD CHI MED	4,975	(47)	(47)	0.08
3,441	TravelSky Technology Ltd	9,096	(86)	(86)	0.14
1,329	Tsingtao Brewery Co Ltd	6,266	(60)	(60)	0.10
39	Tsingtao Brewery Co Ltd	248	(2)	(2)	0.00
304	Tunghsu Optoelectronic Technology Co Ltd	273	(3)	(3)	0.00
79	Tus-Sound Environmental Resources Co Ltd	183	(2)	(2)	0.00
4,781	Uni-President China Holdings Ltd	4,690	(45)	(45)	0.07
38	Unisplendour Corp Ltd	245	(2)	(2)	0.00
1,606	Vipshop Holdings Ltd	12,898	(123)	(123)	0.20
18,375	Want Want China Holdings Ltd	15,262	(145)	(145)	0.24
153	Wanxiang Qianchao Co Ltd	153	(1)	(1)	0.00
202	Weibo Corp	12,493	(119)	(119)	0.19
7,170	Weichai Power Co Ltd	11,453	(109)	(109)	0.18
335	Weichai Power Co Ltd	592	(6)	(6)	0.01
46	Weifu High-Technology Group Co Ltd	159	(2)	(2)	0.00
7,509	WEIGAO GROUP	7,174	(68)	(68)	0.11
194	Western Securities Co Ltd	333	(3)	(3)	0.01
215	Wuliangye Yibin Co Ltd	3,041	(29)	(29)	0.05
1,808	Wuxi Biologics Cayman Inc	17,589	(167)	(167)	0.27
434	XCMG Construction Machinery Co Ltd	284	(3)	(3)	0.00
157	Xiamen C & D Inc	202	(2)	(2)	0.00
12,692	Xiaomi Corp	18,400	(175)	(175)	0.28
476	Xinhu Zhongbao Co Ltd	279	(3)	(3)	0.00
11,305	Xinyi Solar Holdings Ltd	5,444	(52)	(52)	0.08
175	XSCE	162	(2)	(2)	0.00
84	YANGHE	1,621	(15)	(15)	0.03
6,843	Yanzhou Coal Mining Co Ltd	6,721	(64)	(64)	0.10
1,738	Yihai International Holding Ltd	7,740	(74)	(74)	0.12
337	YILI	1,459	(14)	(14)	0.02
302	YIWU CCC	214	(2)	(2)	0.00
530	Yonghui Superstores Co Ltd	682	(6)	(6)	0.01
106	Yonyou Network Technology Co Ltd	536	(5)	(5)	0.01
198	Youngor Group Co Ltd	269	(3)	(3)	0.00

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

NDEUCHF Index (continued)
25,168	Yuexiu Property Co Ltd	$6,060	$(58)	$(58)	0.09%
1,329	Yum China Holdings Inc	59,677	(567)	(567)	0.92
58	Yunnan Baiyao Group Co Ltd	734	(7)	(7)	0.01
6,006	Yuzhou Properties Co Ltd	3,627	(34)	(34)	0.06
181	YY Inc	15,211	(145)	(145)	0.24
3,872	Zhaojin Mining Industry Co Ltd	3,876	(37)	(37)	0.06
119	Zhejiang Chint Electrics Co Ltd	475	(5)	(5)	0.01
166	Zhejiang Dahua Technology Co Ltd	406	(4)	(4)	0.01
5,291	Zhejiang Expressway Co Ltd	6,066	(58)	(58)	0.09
46	Zhejiang Huayou Cobalt Co Ltd	257	(2)	(2)	0.00
180	Zhejiang Longsheng Group Co Ltd	461	(4)	(4)	0.01
100	Zhejiang Semir Garment Co Ltd	178	(2)	(2)	0.00
502	Zhejiang Zheneng Electric Power Co Ltd	364	(3)	(3)	0.01
123	Zhengzhou Yutong Bus Co Ltd	245	(2)	(2)	0.00
867	ZhongAn Online P&C Insurance Co Ltd	3,114	(30)	(30)	0.05
191	Zhongjin Gold Corp Ltd	243	(2)	(2)	0.00
2,096	Zhongsheng Group Holdings Ltd	5,200	(49)	(49)	0.08
2,020	Zhuzhou CRRC Times Electric Co Ltd	11,938	(113)	(113)	0.20
21,169	Zijin Mining Group Co Ltd	8,764	(83)	(83)	0.16
958	Zijin Mining Group Co Ltd	501	(5)	(5)	0.03
356	ZOOMLION CO. LTD.	237	(2)	(2)	0.02
2,788	ZTE Corp	8,381	(80)	(80)	0.15
190	ZTE Corp	828	(8)	(8)	0.03
1,179	ZTO Express Cayman Inc	21,556	(205)	(205)	0.35

		$6,456,303	$(61,359)	$(61,359)	100.00%

The following table summarizes the inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds
Argentina	$–	$502,500	$–	$502,500
Azerbaijan	–	767,970	–	767,970
Brazil	–	12,775,916	–	12,775,916
Cayman Islands	–	1,405,534	–	1,405,534
Chile	–	2,888,324	–	2,888,324
China	–	55,519,610	–	55,519,610
Colombia	–	8,088,875	–	8,088,875
India	–	14,520,752	–	14,520,752
Indonesia	–	8,569,543	–	8,569,543
Israel	–	953,374	–	953,374
Kazakhstan	–	2,213,590	–	2,213,590
Kuwait	–	2,168,100	–	2,168,100
Mexico	–	17,345,219	–	17,345,219
Netherlands	–	1,784,288	–	1,784,288
Nigeria	–	3,247,540	–	3,247,540
Panama	–	688,632	–	688,632
Peru	–	1,025,000	–	1,025,000
Qatar	–	7,160,982	–	7,160,982
Russia	–	17,067,746	–	17,067,746
Saudi Arabia	–	1,222,561	–	1,222,561
Singapore	–	495,620	–	495,620
South Africa	–	1,976,711	–	1,976,711
Supranational	–	704,872	–	704,872
Turkey	–	4,823,050	–	4,823,050
Ukraine	–	1,368,402	–	1,368,402
United Arab Emirates	–	10,574,667	–	10,574,667

Total Global Bonds	–	179,859,378	–	179,859,378

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt
Argentina	$–	$7,126,000	$–	$7,126,000
Azerbaijan	–	517,888	–	517,888
Bahrain	–	4,409,966	–	4,409,966
Belarus	–	942,750	–	942,750
Brazil	–	3,885,000	–	3,885,000
Cameroon	–	1,065,352	–	1,065,352
Costa Rica	–	1,514,016	–	1,514,016
Croatia	–	5,631,438	–	5,631,438
Dominican Republic	–	2,100,020	–	2,100,020
Ecuador	–	3,142,500	–	3,142,500
Egypt	–	4,315,798	–	4,315,798
Ethiopia	–	1,016,400	–	1,016,400
Gabon	–	1,434,804	–	1,434,804
Ghana	–	504,391	–	504,391
Hungary	–	5,406,422	–	5,406,422
Indonesia	–	768,638	–	768,638
Kazakhstan	–	1,089,952	–	1,089,952
Kenya	–	769,875	–	769,875
Lebanon	–	2,400,557	–	2,400,557
Mexico	–	1,021,000	–	1,021,000
Mongolia	–	3,619,365	–	3,619,365
Oman	–	4,913,325	–	4,913,325
Pakistan	–	2,888,205	–	2,888,205
Panama	–	522,250	–	522,250
Paraguay	–	926,829	–	926,829
Peru	–	1,258,500	–	1,258,500
Romania	–	4,790,886	–	4,790,886
Saudi Arabia	–	1,023,790	–	1,023,790
Serbia	–	3,473,920	–	3,473,920
South Africa	–	1,318,538	–	1,318,538
Sri Lanka	–	3,598,196	–	3,598,196
Turkey	–	10,508,420	–	10,508,420
Ukraine	–	3,634,842	–	3,634,842
United Arab Emirates	–	4,950,000	–	4,950,000
Zambia	–	571,792	–	571,792

Total Sovereign Debt	–	97,061,625	–	97,061,625
U.S. Treasury Obligations United States	–	40,027,882	–	40,027,882

Total U.S. Treasury Obligations	–	40,027,882	–	40,027,882
Exchange Traded Funds United States	11,005,855	–	–	11,005,855

Total Exchange Traded Funds	11,005,855	–	–	11,005,855

Common Stock	2,250,866	–	–	2,250,866

Total Investments in Securities	$13,256,721	$316,948,885	$–	$330,205,606

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Appreciation	$1,298	$–	$–	$1,298
Unrealized Depreciation	(19,862)	–	–	(19,862)
Forwards Contracts*
Unrealized Appreciation	–	3,238	–	3,238
Unrealized Depreciation	–	(34,164)	–	(34,164)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	48,981	–	48,981
Unrealized Depreciation	–	(80,595)	–	(80,595)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	–	–	–
Unrealized Depreciation	–	–	–	–

Total Other Financial Instruments	$(18,564)	$(62,540)	$–	$(81,104)

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended March 31, 2019, there have been no transfers between Level 1 and Level 2 and Level 3 securities. For the period ended March 31, 2019, there were no Level 3 securities.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2019, there here have been no significant changes to the Fund’s fair value methodologies.

Futures Contracts — The Fund may utilize futures contracts. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Bank of America Merrill Lynch. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

futures contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Swap Contracts — The Fund is authorized to enter into swap contracts. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the swap agreement. The Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

value equal to the full amount of the Fund’s accrued obligations under the swap agreement.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for-floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

As with a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2019 (Unaudited)

A credit default swap is an agreement between a “buyer” and a “seller” for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by the Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the “par value”) of the swap.

API-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 29, 2019